Balance Sheets Details (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Prepaid expenses and other current assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,
	2021	2020
Prepaid R&D costs	$2,467	$508
Prepaid insurance and service contracts	1,860	118
Tax receivable	104	554
Other	230	191

Total	$4,661	$1,371

Schedule of property and equipment
Property and equipment, net consisted of the following (in thousands):

	December 31,
	2021	2020
Laboratory equipment	$6,851	$4,345
Computers, software and office equipment	489	438
Leasehold improvements	384	295
Office furniture and fixtures	126	88

	7,850	5,166
Accumulated depreciation and amortization	(4,866)	(4,316)

Total	$2,984	$850

Schedule of Accrued Liabilities
Accrued liabilities consisted of the following (in thousands):

	December 31,
	2021	2020
Accrued R&D costs (1)	$9,043	$418
Accrued compensation	3,664	790
Accrued audit, tax and filing fees	556	381
Accrued other	862	786

Total	$14,125	$2,375

(1)	Includes $250 and $168 of accrued R&D costs due to related parties as of December 31, 2021 and 2020, respectively.